GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Other Intangible Assets
The following is a summary of the intangible assets as of the periods below:

	December 31, 2017	Amortization	Impairment	OCI	June 30, 2018
Intangible assets:
Acquired technology	30,837	-	-	58	30,895
Accumulated amortization	(19,959)	(654)	-	(44)	(20,657)
Impairment	(8,749)	-	-	-	(8,749)
Acquired technology, net	2,129	(654)	-	14	1,489

Customer relationships	31,949	-	-	19	31,968
Accumulated amortization	(18,832)	(502)	-	(14)	(19,348)
Impairment	(10,426)	-	-	-	(10,426)
Customer relationships, net	2,691	(502)	-	5	2,194

Tradename and other	18,457	-	-	82	18,539
Accumulated amortization	(6,858)	(1,245)	-	(34)	(8,137)
Impairment	(5,110)	-	-	-	(5,110)
Tradename and other, net	6,489	(1,245)	-	48	5,292

Intangible assets, net	11,309	(2,401)	-	67	8,975